Derivative Instruments (Details) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			12 Months Ended
	Jun. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Mar. 28, 2012 CAD	Dec. 31, 2011 Foreign Exchange Forward Not Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Maturity Period January 2012 Molycorp Minerals Foreign Exchange Forward Not Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Maturity Period January 2012 Molycorp Minerals Foreign Exchange Forward Not Designated as Hedging Instrument EUR (€)	Dec. 31, 2011 Maturity Period February 2012 Molycorp Minerals Foreign Exchange Forward Not Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Maturity Period February 2012 Molycorp Minerals Foreign Exchange Forward Not Designated as Hedging Instrument EUR (€)	Dec. 31, 2011 Maturity Period March 2012 Molycorp Minerals Foreign Exchange Forward Not Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Maturity Period March 2012 Molycorp Minerals Foreign Exchange Forward Not Designated as Hedging Instrument EUR (€)
Derivative [Line Items]
Notional Amount of Foreign Currency Derivative Sale Contracts						$ 0.6		$ 1.9		$ 0.6
Notional Amount of Foreign Currency Derivative Purchase Contracts							0.5		1.4		0.5
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments					0.3
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value					0.3
Fair value of put option		8.8
Unrealized loss on change in put option fair value	0.4
Notional amount of derivatives				870.0
Realized loss on settlement of derivative forward contracts		$ 37.5	$ 6.7